Note 6 - Stockholders' Equity (Details Textual)							1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 30, 2024 USD ($) $ / shares shares	Aug. 21, 2024 USD ($) $ / shares shares	Jul. 12, 2024 USD ($) $ / shares shares	May 21, 2024 USD ($) $ / shares shares	Jan. 16, 2024 shares	Dec. 02, 2023 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jan. 31, 2024 shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 15, 2024 shares
Common Stock, Shares Authorized (in shares)					150,000,000						150,000,000		150,000,000	600,000,000	600,000,000
Class of Warrant or Right, Outstanding											10,052,862		6,617,747	2,103,813
Stock Issued During Period, Shares, Warrant Exercise												2,549
Proceeds from Warrant Exercises | $											$ 209	$ 1,389,363	$ 2,367,133	$ 4,062,442
Stock Issued During Period, Shares, Issued for Services (in shares)													6,703	24,021
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)									55,422
Common Stock, Capital Shares Reserved for Future Issuance													8,651,395
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent													110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period													10 years
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance											2,033,648		2,033,648
May 2024 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				582,844
Stock Issued During Period, Shares, Warrant Exercise								582,844
May 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 1.68
May 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				1,605,688
July 2024 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			626,368
Stock Issued During Period, Shares, Warrant Exercise							626,368
July 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 2.86
July 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,170,000
August 21, 2024 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		339,269
Stock Issued During Period, Shares, Warrant Exercise							477,379
August 21 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 5
August 21 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,700,000
August 30 2024 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	138,110
August 30 2024 Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 5
August 30 2024 Common Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	975,610
January 2022 and May 2022 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						704,499
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 6.21
Class of Warrant or Right, Outstanding						1,408,998
Stock Issued During Period, Shares, Warrant Exercise						197,467
December 2023 Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 6.21
Class of Warrant or Right, Outstanding						507,032
December 2023 Warrant Exercise Inducement [Member]
Proceeds from Warrant Exercises | $						$ 4,100,000
Warrants Issued in June 2020 [Member]
Stock Issued During Period, Shares, Warrant Cashless Exercise (in shares)							3,398	2,549
Class of Warrant or Right, Warrants Exercised (in shares)							4,000	4,000
Warrants Issued in December 2023 [Member]
Stock Issued During Period, Shares, Warrant Exercise							582,000	826,998
Proceeds from Warrant Exercises | $							$ 978,000	$ 1,400,000
May 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)				220,000
Proceeds from Issuance or Sale of Equity | $				$ 1,200,000
July 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			458,632
Proceeds from Issuance or Sale of Equity | $			$ 2,800,000
August 21 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,360,731
Proceeds from Issuance or Sale of Equity | $		$ 7,900,000
August 30 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	837,500
Proceeds from Issuance or Sale of Equity | $	$ 4,600,000
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)										1,952,603			2,012,167
Sales Agent Commission Fee, Percentage													3.00%
Proceeds from Issuance of Common Stock | $										$ 3,800,000			$ 4,900,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio					15